PAYDEN & RYGEL
333 South Grand Avenue, 32nd Floor
Los Angeles, California 90071
Telephone (213) 625-1900
November 12, 2010
WRITER’S DIRECT
DIAL NUMBER
(213) 830-4255
Securities and Exchange Commission
Attention: Mary Cole
100 “F” Street, N.E.
Washington, D.C. 20549

Re:	The Payden & Rygel Investment Group
Post Effective Amendment No. 66 to
Form N-1A Registration Statement
File Nos. 811-6625, 33-46973
CIK No. 0000885709
     Transmittal Letter and Request for Acceleration of Effective Date of the Filing
Dear Ms. Cole:
     Concurrently with this letter, we are filing electronically with the Securities and Exchange Commission (the “Commission) on behalf of The Payden & Rygel Investment Group (the “Trust”), pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), Post- Effective Amendment No. 66 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 67 under the Investment Company Act of 1940, as amended (the “Filing”). The Filing is with respect to a new series of the Trust, the Metzler/Payden European Emerging Markets Fund (“New Fund”).
Request for Acceleration of Effective Date of the Filing
     The purpose of this letter is to request acceleration, pursuant to Rule 461(b) under the 1933 Act, of the effective date of the Filing to Monday, January 11, 2011. This date is 60 days from the filing date of November 12, 2010. We recognize that the normal review period for a new mutual fund under Rule 485(a)(2) is 75 days. However, we believe that our request is consistent with the standard for granting acceleration requests set forth in Rule 461(b).

Securities and Exchange Commission
November 12, 2010

     By way of background, New Fund is being established as a part of a reorganization in which the Metzler/Payden European Emerging Markets Fund (“Old Fund”), the only fund series of The Metzler/Payden Investment Group (“M/P Trust”), is being reorganized into New Fund. This reorganization is part of an effort to simplify mutual fund offerings and to take advantage of economies of scale and stronger marketing opportunities by combining all funds under the P&R Trust, which should benefit shareholders in the long run. This reorganization is currently the subject of a scheduled December 15, 2010 special shareholders meeting for the shareholders of Old Fund to approve the reorganization. Assuming the reorganization is approved, Old Fund would close in mid to late January 2011, and at the same time that New Fund would commence operation. This would be a standard, vanilla reorganization in which the assets of Old Fund would be transferred to New Fund in exchange for shares of New Fund that would be distributed to the shareholders of Old Fund.
     In terms of SEC staff review of this filing, the prospectus information for the New Fund is virtually a carbon copy of the prospectus information for the currently operating Old Fund. Moreover, Old Fund was the subject of a thorough review by the SEC Staff in the December 2009 — February 2010 time period, as a part of M/P Trust’s implementation of the SEC’s new Fund Summary and Summary Prospectus requirements.
     In connection with that request, we acknowledge and agree to the following:
1.	Should the Commission or the Commission staff, acting pursuant to delegated authority, declare the Filing effective, it does not foreclose the Commission from taking any action with respect to the Filing; and

2.	The action of the Commission or Commission staff, acting pursuant to delegated authority, in declaring the Filing effective does not relieve New Fund from its full responsibility for the adequacy and accuracy of the disclosure in the Filing; and

3.	New Fund may not assert this action as a defense in any proceeding initiated by the Commission or any person under the Federal securities laws of the United States.
     Should you have any questions on the foregoing, please do not hesitate to contact the undersigned at the number set forth above. Thank you for your assistance.
Very truly yours,
Edward S. Garlock
Managing Principal
and General Counsel